Description of Business and Organization (Details)	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2005	Jun. 28, 2005
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, shares authorized (in shares)	200,000,000	200,000,000	200,000,000	5,000,000
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000	5,000,000